Commitments and contingencies (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Operating lease commitments
Total	¥ 79,158
Less than 1 year	29,318
1-3 Years	45,408
3-5 Years	3,854
Over 5 Years	¥ 578
Operating lease | Minimum
Operating lease commitments
Lease terms	1 year
Operating lease | Maximum
Operating lease commitments
Lease terms	7 years